Note 7 - Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Advisor loans receivable	$ 28,477	$ 10,115
Equity and cost method investments	7,028	5,897
Financing fees, net of accumulated amortization of $947 (December 31, 2015 - $353)	2,044	2,676
Other	1,108	599
	$ 38,657	$ 19,287